Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS TAX EXEMPT SERIES II /CA
Central Index Key	dei_EntityCentralIndexKey	0000794389
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAFTX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECBX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECCX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECFX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFEX